Short-term Borrowings and Long-term Debt (Narrative) (Detail) ¥ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2016 JPY (¥)	Mar. 31, 2016 USD ($)	Oct. 31, 2015 JPY (¥)	Mar. 31, 2015 JPY (¥)
Debt Instrument [Line Items]
Unused lines of credit for short-term financing	¥ 6,711,520			¥ 8,486,059
Minimum [Member]
Debt Instrument [Line Items]
Common Equity Tier 1 ratio as discretion trigger to cease interest payments and a write-down of the principal	5.125%
Percentage of risk weighted assets required under the FSB's TLAC standard by January 1, 2019	16.00%
Percentage of applicable Basel III leverage ratio denominator to hold under the FSB's TLAC standard by January 1, 2019	6.00%
Unsecured Perpetual Subordinated Additional Tier 1 Notes [Member]
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 300,000		¥ 150,000
TLAC Debt [Member]
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued | $		$ 5,000